Stock-Based Compensation - Summary of Stock Options Activity (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options granted in period (in shares)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Options, Number, Beginning balance (in shares)	48,896	104,027
Exercised, Outstanding Options, Number (in shares)	(48,896)	(55,131)
Outstanding Options, Number, Ending balance (in shares)	0	48,896
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding Options, Weighted Average Exercise Price, Beginning balance (in dollars per share)	$ 6.38	$ 7.22
Exercised, Outstanding Options, Weighted Average Exercise Price (in dollars per share)	$ 6.38	7.97
Outstanding Options, Weighted Average Exercise Price, Ending balance (in dollars per share)		$ 6.38